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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


           Report for the Calendar Year or Quarter Ended June 30, 2000

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:      |_|                    Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


                                  WTG & CO., LP
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

500 PARK AVENUE                         NY                NY               10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

ROBERT M. BURNAT  212-935-6655  CONTROLLER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NY and State of NY on the 8th day of February, 2000.


                                                  WTG & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                /s/ Robert M. Burnat
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total: $ 172,177
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1. SEE ATTACHED                         6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


SEC 1685 (7-88)

                                                              FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
RPT: #34                                                      WTG & CO.                         TOP ACCOUNT                C02451299
                                                VALUATION REPORT - WITH VOTING RIGHTS           BASE CURRENCY: USD
                                                            JUNE 30, 2000                       DATE 07-26-00                 PAGE 1
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                TITLE OF                                   SHARES OR        INVESTMENT DISCRETION              VOTING AUTHORITY
NAME OF ISSUE    CLASS            CUSIP     FAIR MARKET    PRINCIPAL   (A) SOLE  (B) SHARED (C) OTHER (A) SOLE  (B) SHARED (C) OTHER
LONG ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NORDIC AMER TANKER SHIPPING
COMMON STOCK                    G65773106    5,443,750      325,000      325,000                       325,000
BANGOR HYDRO ELEC CO
COMMON STOCK                    060077104    2,343,750      100,000      100,000                       100,000
BERTLITZ INTL INC (NEW)
COMMON STOCK                    08520F100    2,016,000      224,000      224,000                       224,000
BESTFOODS
COMMON STOCK                    08658U101    7,617,500      110,000      110,000                       110,000
BURNHAM PAC PPTYS INC
COMMON STOCK                    12232C108    3,403,125      495,000      495,000                       495,000
CALIFORNIA COASTAL COMM INC
COMMON STOCK                    129915203    2,406,400      409,600      409,600                       409,600
CARLYLE INDUSTRIES INC
COMMON STOCK                    143093102       29,360       56,900       56,900                        56,900
CASTLE & COOKE INC
COMMON STOCK                    148433105   16,904,231      875,300      875,300                       875,300
COMMERCIAL FEDERAL CORP
COMMON STOCK                    201647104      933,750       60,000       60,000                        60,000
COMSAT CORP
COMMON STOCK                    20564D107    3,564,950      151,700      151,700                       151,700
CONSOLIDATED PAPERS INC
COMMON STOCK                    209759109    2,705,625       74,000       74,000                        74,000
CRESCENDO PHARMACEUTICALS CL A
COMMON STOCK                    225637107    2,114,936      105,090      105,090                       105,090
DEXTER CORP
COMMON STOCK                    252165105    4,800,000      100,000      100,000                       100,000
EASTERN COMPANY
COMMON STOCK                    276317104    2,720,250      209,250      209,250                       209,250
EASTERN ENTERPRISES
COMMON STOCK                    27637F100   17,703,000      281,000      281,000                       281,000
FRANKLIN SELECT REALTY TRUST
COMMON STOCK                    354638108      739,000      739,000      739,000                       739,000
GENERAL MOTORS CORP
COMMON STOCK                    370442105    1,451,563       25,000       25,000                        25,000
GRIFFIN LAND & NURSERIES
COMMON STOCK                    398231100      870,494       70,700       70,700                        70,700
HARCOURT GEN INC
COMMON STOCK                    41163G101    1,631,250       30,000       30,000                        30,000
INCYTE PHARMACEUTICALS INC
CONVERTIBLE BOND                45337CAA0    4,124,900    4,940,000    4,940,000                     4,940,000
LG&E ENERGY CORPORATION
COMMON STOCK                    501917108    2,626,250      110,000      110,000                       110,000
LEXINGTON GLOBAL ASSETS
COMMON STOCK                    528932106      391,138       37,700       37,700                        37,700
LIFE TECHNOLOGIES INC
COMMON STOCK                    532177201    4,031,040       79,040       79,040                        79,040
LIFELINE SYSTEM INC
COMMON STOCK                    532192101    1,461,600      104,400      104,400                       104,400
MCN ENERGY GROUP INC
COMMON STOCK                    55267J100   12,547,125      587,000      587,000                       587,000
MANOR CARE INC
COMMON STOCK                    564055101    1,015,000      145,000      145,000                       145,000
MEDIA GENERAL INC CL A
COMMON STOCK                    584404107    3,496,500       72,000       72,000                        72,000
MEDQUIST INC
COMMON STOCK                    584949101    1,190,000       35,000       35,000                        35,000
NATIONAL PROCESSING INC
COMMON STOCK                    637229105    4,250,000      340,000      340,000                       340,000
O'SULLIVAN INDS HLDG INC
PREF NON CONVERTIBLE            67104Q205      414,850      829,700      829,700                       829,700
PANAVISION INC (NEW)
COMMON STOCK                    69830E209      604,725       73,300       73,300                        73,300
PREMIER FARNELL PLC SPON ADR
PREF CONVERTIBLE                74050U206    3,572,400      183,200      183,200                       183,200
PROVIDENCE ENERGY CORP
COMMON STOCK                    743743106    1,733,400       42,800       42,800                        42,800
RALSTON PURINA CO EXCHNTS CV
CONVERTIBLE BOND                751277401    5,109,563      178,500      178,500                       178,500
RELIASTAR FINANCIAL CORP
COMMON STOCK                    75952U103   11,011,875      210,000      210,000                       210,000
RUSS BERRIE AND COMPANY INC
COMMON STOCK                    782233100    2,179,100      113,200      113,200                       113,200
SCHEIN PHARMACEUTICAL INC
COMMON STOCK                    806416103    2,162,500      100,000      100,000                       100,000
SEAGATE TECHNOLOGY INC
COMMON STOCK                    811804103   13,024,000      236,800      236,800                       236,800
SEAGRAM LTD
COMMON STOCK                    811850106    2,320,000       40,000       40,000                        40,000
SYBRON CHEMICALS INC
COMMON STOCK                    870903101    7,205,625      329,400      329,400                       329,400
VERIO INC
COMMON STOCK                    923433106    4,438,744       80,000       80,000                        80,000
VISKASE COMPANIES INC
COMMON STOCK                    92831R102      209,141       81,600       81,600                        81,600
WATER PIK TECHNOLOGIES INC
COMMON STOCK                    94113U100    1,600,000      256,000      256,000                       256,000
YOUNG & RUBICAM INC
COMMON STOCK                    987425105    2,058,750       36,000       36,000                        36,000

                                           ***********
                                TOTAL      172,177,158